STRATEGIC INVESTMENTS AND BUSINESS COMBINATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
SUMMARY OF BUSINESS ACQUIRED AND REVENUE RECOGNIZED

The following table lists our activity in 2021 by number of agents, approximate policies issued, and revenue written:

Agency Name	Number of Agents	Number of Policies issued	Aggregate Revenue Recognized December 31, 2021
USBA and EBS	4	3,773	$859,603
UIS Agency, LLC / Commercial Solutions	1	149	$333,874
Southwestern Montana	11	2,423	$1,744,515
Fortman Insurance	14	7,397	$2,131,736
Altruis	13	9,851	$3,313,453
Kush	4	4,500	$1,327,153

The following table lists our activity in 2020 by number of agents, approximate policies issued, and revenue written:

Agency Name	Number of Agents	Number of Policies issued	Aggregate Revenue Recognized December 31, 2020
USBA and EBS	5	4,930	$1,003,490
UIS Agency, LLC / Commercial Solutions	3	217	$271,459
Southwestern Montana	14	2,000	$1,497,045
Fortman Insurance	15	8,000	$2,139,342
Altruis	15	7,809	$2,385,810

SCHEDULE OF ALLOCATION OF PURCHASE PRICE

Description	Fair Value	Weighted Average Useful Life (Years)
Cash	$5,772
Trade name and trademarks	35,600	5
Customer relationships	100,000	10
Non-competition agreements	25,500	5
Goodwill	716,462	Indefinite
	$883,334

JP Kush And Associates Inc [Member]
Business Acquisition [Line Items]
SCHEDULE OF ALLOCATION OF PURCHASE PRICE

The allocation of the purchase price in connection with the Kush Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Accounts receivable	$291,414
Trade name and trademarks	685,400	5
Customer relationships	551,000	10
Non-competition agreements	827,800	5
Goodwill	1,288,552	Indefinite
	$3,644,166

The allocation of the purchase price in connection with the Kush Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Accounts receivable	$291,414
Trade name and trademarks	685,400	5
Customer relationships	551,000	10
Non-competition agreements	827,800	5
Goodwill	1,288,552	Indefinite
	$3,644,166

SCHEDULE OF PRO FORMA INFORMATION RELATED TO ACQUISITION
March 31,
2021
Revenue	$2,695,843
Net Income (Loss)	$(450,868)
Earnings (Loss) per common share, basic	$(0.06)
Earnings (Loss) per common share, diluted	$(0.06)

Medigap Healthcare Insurance Company [Member]
Business Acquisition [Line Items]
SCHEDULE OF ALLOCATION OF PURCHASE PRICE

The preliminary allocation of the purchase price in connection with the acquisition of Medigap was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Property, plant and equipment	$20,666	5
Right-of-use asset	317,787
Trade names	340,000	15
Customer relationships	4,550,000	12
Technology	67,000	3
Backlog	210,000	1
Chargeback reserve	(1,484,473)
Lease liability	(317,787)
Goodwill	19,199,008	Indefinite
	$22,902,201

SCHEDULE OF PRO FORMA INFORMATION RELATED TO ACQUISITION

	March 31,	March 31,
	2022	2021
Revenue	$4,659,451	$3,602,106
Net Income (Loss)	$9,355,584	$(566,903)
Earnings (Loss) per common share, basic	$0.51	$(0.08)
Earnings (Loss) per common share, diluted	$0.12	$(0.08)